RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Related parties comprise the Group’s significant shareholders (beneficial owners of more than 5% of any class of the Group’s voting securities), directors and executive officers, and immediate family members of the foregoing persons. Related party transactions are approved by the Group’s Audit Committee or the Company’s board of directors in accordance with the Group’s Related Party Transactions Policy.

Directors’ and key management emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including directors. Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Remuneration to key management and executive directors	1,357	1,053	2,496	2,403
Non-executive directors’ fees	676	129	916	255
	2,033	1,182	3,412	2,658
The emoluments paid to the directors (executive and non-executive) during the three months ended June 30, 2023 and 2022 amounted to $863 and $547, respectively. The emoluments paid to the directors (executive and non-executive) during the six months ended June 30, 2023 and 2022 amounted to $1,529 and $1,117, respectively.
The following transactions were carried out with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Expenses
Remuneration paid as consultancy fees	602	443	1,019	1,005
Share-based payments	972	470	1,555	971
Salaries and wages	459	269	838	681
Other expenses	—	4	—	8
	2,033	1,186	3,412	2,665
As at June 30, 2023 and December 31, 2022, the balance outstanding to key management and non-executive directors was $97 and $1,399, respectively, and is included within accruals.
As at June 30, 2023 and December 31, 2022 the following stock options and share warrants were held by related parties:

	As of June 30, 2023	As of December 31, 2022
Key management, executive directors and non-executive directors	4,707,626	4,662,930

During the six months ended June 30, 2023, the Company granted 44,666 share options to non-executive directors and 33,194 restricted share awards to non-executive directors (Note 11, 13 and 14).
During the six months ended June 30, 2022, the Company granted 400,000 share options to a key executive, 77,320 share options to non-executive directors and 32,942 restricted share awards to non-executive directors (Notes 11, 13 and 14).